Note 19 - Leases - Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance	$ 156	$ 295
Depreciation	(127)	(124)	$ (137)
Additions	265	0
Derecognition	(256)	0
Derecognition – accumulated depreciation	256	0
Foreign currency movement	(6)	(15)
Balance	$ 288	$ 156	$ 295